Related parties - Transactions with other related parties and directors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Directors fees	$ 1,309	$ 1,738	$ 1,814
Other related parties
Disclosure of transactions between related parties [line items]
Income from voyages and related services	8,090	10,393	9,621
Operating expenses and cost of services	7,301	9,788	24,759
Other operating income	18	23	31
Finance income		49
Finance expenses	$ 5,375	$ 5,930	$ 924